Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	21.00%	21.00%	21.00%
Tax differential on foreign income	(13.00%)	(3.00%)	(29.00%)
Domestic incentives	(7.00%)	(5.00%)	(24.00%)
State and local	(2.00%)	0.00%	(21.00%)
Other	(3.00%)	1.00%	(1.00%)
Effective rate	(3.80%)	13.50%	(54.20%)
Tax differential on foreign income, portion related to one-time pension settlement charge	(4.00%)		(24.00%)
Domestic incentives, portion related to one-time pension settlement charge	(3.00%)		(20.00%)
State and local, portion related to one-time pension settlement charge	(2.00%)		(21.00%)
Other, portion related to one-time pension settlement charge	(1.00%)		(1.00%)